Aug. 01, 2019

PIMCO Variable Insurance Trust

Supplement Dated August 1, 2019 to the
Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus (the "Prospectuses"), and to the Statement of Additional Information (the "SAI"),
each dated April 30, 2019, each as supplemented from time to time

Disclosure Regarding the PIMCO Global Multi-Asset Managed Allocation Portfolio (the "Portfolio")

Effective immediately, the paragraph in the "Investment Adviser/Portfolio Manager" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Erin Browne, Mihir Worah and Geraldine Sundstrom. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO and has managed the Portfolio since January 2014. Ms. Sundstrom is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since July 2015.

IMPORTANT NOTICE REGARDING CHANGE IN THE PORTFOLIO'S NAME

Effective October 1, 2019, all references to the Portfolio's name in the Prospectuses and the SAI are deleted and replaced with the following:

PIMCO Global Core Asset Allocation Portfolio

PIMCO Variable Insurance Trust

Supplement Dated August 1, 2019 to the
PIMCO Global Multi-Asset Managed Allocation Portfolio Administrative Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio Institutional Class Prospectus, and
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class Prospectus (the "Prospectuses"), each dated April 30, 2019, each as supplemented from time to time

Disclosure Regarding the PIMCO Global Multi-Asset Managed Allocation Portfolio (the "Portfolio")

Effective immediately, the paragraph in the "Investment Adviser/Portfolio Manager" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Erin Browne, Mihir Worah and Geraldine Sundstrom. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO and has managed the Portfolio since January 2014. Ms. Sundstrom is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since July 2015.

IMPORTANT NOTICE REGARDING CHANGE IN THE PORTFOLIO'S NAME

Effective October 1, 2019, all references to the Portfolio's name in the Prospectuses are deleted and replaced with the following:

PIMCO Global Core Asset Allocation Portfolio